K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

August 14, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds

Registration Statement on Form N-14

Dear Sir or Madam:

Transmitted herewith for filing on behalf of American Beacon Funds (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Letter to Shareholders of the Ninety One Emerging Markets Equity Fund, Ninety One Global Franchise Fund and Ninety One International Franchise Fund (the “Target Funds”), each a series of The Advisors’ Inner Circle Fund III; a Notice of Joint Special Meeting of Shareholders of the Target Funds (the “Special Meeting”); Questions and Answers; a Combined Proxy Statement and Prospectus; a Statement of Additional Information; a Part C; and Exhibits. The Special Meeting is being held to request shareholder approval of the reorganization of each Target Fund into a corresponding series of the Trust (the “Reorganization”).

Pursuant to Rule 488 under the 1933 Act, it is proposed that this Registration Statement become effective 30 days after filing.

This transmission contains a conformed signature page. The manually signed original of this document will be maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber
Kathy Kresch Ingber

Attachments

cc:	Rosemary Behan
American Beacon Advisors, Inc.